Note 33 - Employee Benefits - Movements In Share Award Units (Detail) € in Thousands, u-3 in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Movements in share awards units [Line Items]
Number of Awards Outstanding at beginning of year	127,528	121,818
Number of Awards Granted	50,930	45,114
Released	€ (44,963)	€ (34,121)
Number of Awards Forfeited	(4,565)	(4,872)
Number of Awards Other Movements	(302)	(411)
Number of Awards Outstanding at end of year	128,627	127,528